CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid in capital [Member]	Retained earnings (accumulated losses) [Member]	Accumulated other comprehensive income (loss) income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2015	$ 241,656,490	$ 26,320	$ (1,748,836)	$ 236,358,070	$ (3,061,404)	$ 8,780,313	$ 1,302,027
Balance, shares at Dec. 31, 2015		260,836,578
Net income	43,923,997				43,493,756		430,241
Other comprehensive loss	(17,605,240)					(17,502,133)	(103,107)
Share-based compensation	2,702,089			2,702,089
Options exercised	1,051,586	$ 212		1,051,374
Options exercised, shares		2,119,700
Balance at Dec. 31, 2016	271,728,922	$ 26,532	(1,748,836)	240,111,533	40,432,352	(8,721,820)	1,629,161
Balance, shares at Dec. 31, 2016		262,956,278
Net income	93,855,400				92,841,128		1,014,272
Other comprehensive loss	21,978,054					21,829,007	149,047
Share-based compensation	4,200,273			4,200,273
Options exercised	2,765,418	$ 560		2,764,858
Options exercised, shares		5,596,050
Restricted shares vested		$ 236		(236)
Restricted shares vested, shares		2,366,374
Balance at Dec. 31, 2017	394,528,067	$ 27,328	(1,748,836)	247,076,428	133,273,480	13,107,187	2,792,480
Balance, shares at Dec. 31, 2017		270,918,702
Net income	38,765,537				38,124,705		640,832
Other comprehensive loss	(26,356,406)					(26,216,079)	(140,327)
Share-based compensation	13,788,049			13,788,049
Options exercised	$ 110,868	$ 23		110,845
Options exercised, shares	230,225	230,225
Restricted shares vested		$ 927		(927)
Restricted shares vested, shares		9,271,350
Follow-on equity offering, net of issuance costs of $6,919,202	106,621,643	$ 5,161		106,616,482
Follow-on equity offering, net of issuance costs of $6,919,202 shares		51,609,475
Acquisition of non-controlling interest	(2,326,081)			1,090,572		(123,668)	(3,292,985)
Balance at Dec. 31, 2018	$ 525,131,677	$ 33,439	$ (1,748,836)	$ 368,681,449	$ 171,398,185	$ (13,232,560)
Balance, shares at Dec. 31, 2018		332,029,752